Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Other non-current assets.
Schedule of other non current assets

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Long‑term deposit accounts	9,000	—	115
Advance payments – non-current	1,047	1,047	1,047
Security deposits	8	—	—
Other non‑current assets	10,055	1,047	1,162